Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net earnings	$ 9,077	$ 4,119
Adjustments for:
Depreciation, depletion, amortization and impairment	8,786	5,850
Deferred income tax (recovery) expense	(990)	56
Accretion	316	304
Unrealized foreign exchange loss (gain) on U.S. dollar denominated debt	729	(113)
Change in fair value of financial instruments and trading inventory	(38)	(13)
Loss (gain) on disposal of assets	45	(257)
Loss on extinguishment of long-term debt	32	80
Share-based compensation	328	205
Settlement of decommissioning and restoration liabilities	(314)	(263)
Other	130	289
(Increase) decrease in non-cash working capital	(2,421)	1,507
Cash flow provided by operating activities	15,680	11,764
Investing Activities
Capital and exploration expenditures	(4,987)	(4,555)
Capital expenditures classified as assets held for sale	(133)
Proceeds from disposal of assets	315	335
Other investments and acquisitions	(36)	(28)
Decrease in non-cash working capital	52	271
Cash flow used in investing activities	(4,789)	(3,977)
Financing Activities
Net increase (decrease) in short-term debt	1,473	(2,256)
Repayment of long-term debt	(5,128)	(2,451)
Issuance of long-term debt		1,423
Lease liability payments	(329)	(325)
Issuance of common shares under share option plans	496	8
Repurchase of common shares	(5,135)	(2,304)
Distributions relating to non-controlling interest	(9)	(9)
Dividends paid on common shares	(2,596)	(1,550)
Cash flow used in financing activities	(11,228)	(7,464)
(Decrease) Increase in Cash and Cash Equivalents	(337)	323
Effect of foreign exchange on cash and cash equivalents	112	(3)
Cash and cash equivalents at beginning of year	2,205	1,885
Cash and Cash Equivalents at End of Year	1,980	2,205
Supplementary Cash Flow Information
Interest paid	973	980
Income taxes paid (received)	$ 4,737	$ (532)